Investments Investments (Tables)	12 Months Ended
Jul. 01, 2016
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale Securities [Table Text Block]
The following tables summarize, by major type, the fair value and cost basis of the Company’s investments classified as available-for-sale:

	July 1, 2016
	Cost Basis	Unrealized Gains (Losses)	Fair Value
	(in millions)
Available-for-sale securities:
U.S. Treasury securities	$2	$—	$2
U.S. Government agency securities	10	—	10
Certificates of deposit	202	—	202
International government securities	1	—	1
Corporate notes and bonds	96	1	97
Asset-backed securities	22	—	22
Municipal notes and bonds	12	—	12
Total	$345	$1	$346

	July 3, 2015
	Cost Basis	Unrealized Gains (Losses)	Fair Value
	(in millions)
Available-for-sale securities:
U.S. Treasury securities	$287	$—	$287
U.S. Government agency securities	95	—	95
Commercial paper	109	—	109
Certificates of deposit	99	—	99
Total	$590	$—	$590

	July 3, 2015
	Cost Basis	Unrealized Gains (Losses)	Fair Value
	(in millions)
Available-for-sale securities:
U.S. Treasury securities	$287	$—	$287
U.S. Government agency securities	95	—	95
Commercial paper	109	—	109
Certificates of deposit	99	—	99
Total	$590	$—	$590

Investments Classified by Contractual Maturity Date [Table Text Block]
The fair value of the Company’s investments classified as available-for-sale securities at July 1, 2016, by remaining contractual maturity, were as follows:

	Cost Basis	Fair Value
	(in millions)
Due in less than one year (short-term investments)	$226	$227
Due in one to five years (included in other non-current assets)	119	119
Total	$345	$346